As filed with the SEC on May 11, 2021

1933 Act Registration File No. 333-253069

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No.	[X] Post-Effective Amendment No. 1
(Check appropriate box or boxes)

VICTORY PORTFOLIOS

(Exact Name of Registrant as Specified in Charter)

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

(Address of Principal Executive Office)

(877) 660-4400

(Area Code and Telephone Number) Copy to:

Christopher K. Dyer	Jay G. Baris
Victory Portfolios	Sidley Austin LLP
4900 Tiedeman Road, 4th Floor	787 Seventh Avenue
New York, New York, 10019
Brooklyn, Ohio 44144

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

XImmediately upon filing pursuant to paragraph (b)

On	pursuant to paragraph (b)
60	days after filing pursuant to paragraph (a)(1)
On	pursuant to paragraph (a)(1)
75	days after filing pursuant to paragraph (a)(2)
On	pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The Registration Statement on Form N-14 was filed with the Securities Exchange Commission (the "SEC") on February 12, 2021 relating to the reorganization of THB Asset Management MicroCap Fund (the "Acquired Fund"), a series of The Advisors' Inner Circle Fund, into Victory THB US Small Opportunities Fund, a newly created series (the "Acquiring Fund") of Victory Portfolios (the "Acquiring Trust"), a registered investment company advised by Victory Capital Management Inc. ("Victory Capital") (the "Reorganization") (Accession No. 0001683863-21-000689).

Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 was filed with the SEC on March 16, 2021 relating to the Reorganization (Accession No. 0001683863-21-001362). Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 was filed with the SEC on March 18, 2021 for the purpose of filing the opinion as Exhibit 11 to Part C of the Registration Statement (Accession No. 0001683863-21-001390). Pre-Effective Amendment No. 3 to the Registration Statement on Form N-14 was filed with the SEC on March 18, 2021 for the purpose of revising the signature page to the Registration Statement (Accession No. 0001683863-21-001394).

The definitive Proxy Statement/Prospectus and Statement of Additional Information relating to the Reorganization were filed pursuant to Rule 497(b) under the Securities Act of 1933, as amended, with the SEC on March 23, 2021 (Accession No. 0001683863-21-001458).

No information contained in Parts A or B of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

The purpose of this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 is to file the final tax opinion for the Reorganization.

VICTORY PORTFOLIOS

Part C. Other Information

Item 15. INDEMNIFICATION

The response to this item is incorporated by reference to the response to Item 30 of Part C of Post-Effective Amendment No. 184 to Registrant's Registration Statement on Form N-1A filed electronically on October 28, 2020, accession number 0001683863-20- 014120.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.	EXHIBITS.

1.(a) Certificate of Trust dated December 6, 1995.

(a)(1) Certificate of Amendment dated August 19, 2015 to the Certificate of Trust.

(b)Second Amended and Restated Trust Instrument dated as of February 26, 2019.

2.Bylaws, Amended and Restated as of August 26, 2009.

3.None.

4.Agreement and Plan of Reorganization is incorporated by reference to Exhibit A to the prospectus/proxy statement as Part A of the Registration Statement on Form N-14.

5.The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in Exhibit (1)(b) above and in Article IV of the Bylaws referenced in Exhibit (2) above.

6.(a) Investment Advisory Agreement dated as of July 29, 2016 between Registrant and the Adviser. (a)(1) Schedule A to the Advisory Agreement dated July 29, 2016 between, current as of February 2, 2021.

7.(a) Distribution Agreement dated August 1, 2013 between Registrant and Victory Capital Services, Inc. (a)(1) Schedule I to the Distribution Agreement, as of February 2, 2021.

8.None

9.(a) Global Custodial Services Agreement between the Registrant and Citibank, N.A. dated as of August 5, 2008. (a)(1) Amendment and Joinder to the Master Global Custodial Services Agreement dated July 15, 2016.

(a)(2) Amendment and Joinder to the Master Global Custodial Services Agreement dated August 24, 2016.

(a)(3) Amendment and Joinder to the Master Global Custodial Services Agreement dated February 27, 2017.

(a)(4) Amendment and Joinder to the Master Global Custodial Services Agreement dated March 1, 2019.

(a)(5) Amendment and Joinder to the Master Global Custodial Services Agreement dated July 1, 2019.

(a)(6) Amendment and Joinder to the Master Global Custodial Services Agreement dated December 2, 2020.

10.(a) Distribution and Service Plan dated August 1, 2013 for Class A shares of Registrant.

(a)(1) Schedule I to Distribution and Service Plan for Class A Shares, current as of February 2, 2021.

(b)Amended and Restated Rule 18f-3 Multi-Class Plan, amended and restated October 27, 2020.

(b)(1) Schedule A to Amended and Restated Rule 18f-3 Multi-Class Plan, current as of February 2, 2021.

11.Opinion of Morris Nichols Arsht & Tunnell LLP regarding legality of issuance of shares.

12.Opinion of Sidley Austin LLP regarding tax matters. (filed herewith)

13.(a) Expense Limitation Agreement dated as of August 1, 2013 between Registrant and Victory Capital Management Inc.

(a)(1) Schedule A to the Expense Limitation Agreement between Registrant and Victory Capital Management Inc., as of February 2, 2021.

14.Consent of Independent Registered Public Accounting Firm

15.None

16.Powers of Attorney of, David Brooks Adcock, Nigel D. T. Andrews, E. Lee Beard, David C. Brown, Dennis Bushe, John L. Kelly, David L. Meyer, Gloria Nelund and Leigh A. Wilson

17.Form of Proxy Card

ITEM 17. UNDERTAKINGS.

(1)The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and State of New York, on the 11th day of May, 2021.

VICTORY PORTFOLIOS (Registrant)

By: /s/ Christopher K. Dyer

Christopher K. Dyer, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the date stated above.

/s/ Christopher K. Dyer	President (Principal Executive Officer)
Christopher K. Dyer
Treasurer (Principal Accounting Officer, and Principal
/s/ Allan Shaer	Financial Officer)
Allan Shaer
*	Chairman of the Board and Trustee
Leigh A. Wilson
*	Trustee
David Brooks Adcock
*	Trustee
Nigel D.T. Andrews
*	Trustee
E. Lee Beard
*	Trustee
David C. Brown
*	Trustee
Dennis M. Bushe
*	Trustee
John L. Kelly
*	Trustee
David L. Meyer
*	Trustee
Gloria S. Nelund
*By: /s/ Jay G. Baris
Jay G. Baris
Attorney-in-Fact